Cover	Dec. 09, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-39793
Entity Registrant Name	SENIOR CONNECT ACQUISITION CORP I
Entity Central Index Key	0001823854
Entity Tax Identification Number	85-2816458
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7114 East Stetson Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85251
City Area Code	480
Local Phone Number	948-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Warrant
Trading Symbol	SNRHU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001
Title of 12(b) Security	Class A common stock, par value $0.0001
Trading Symbol	SNRH
Security Exchange Name	NASDAQ
Warrants, each whole Warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole Warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	SNRHW
Security Exchange Name	NASDAQ